Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Future Minimum Rent [Abstract]
2014	$ 22
Thereafter	0
Total future minimum rent with non-cancellable terms of one year or more	$ 22